Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Condensed Consolidated Statement of Comprehensive Income
Revenue	$ 67	$ 119
Other Income	101
Administrative expenses	(17,963)	(16,757)
Operating loss	(17,795)	(16,638)
Change in fair value of warrants	(2)	(1)
Finance costs	(26)	(140)
Finance income	566	674
Loss before tax	(17,257)	(16,105)
Loss from continuing operations	(17,257)	(16,105)
Profit/(loss) from discontinued operation, net of tax	91	(31,567)
Loss for the period	(17,166)	(47,672)
Items that may be reclassified to profit or loss
Currency translation differences	4,522	(2,848)
Total comprehensive (loss)/profit for the year attributable to equity holders	(12,644)	(50,520)
Total comprehensive (loss)/profit for the year attributable to equity holders arises from:
Continuing operations	(12,735)	(18,953)
Discontinued operations	91	(31,567)
Total comprehensive (loss)/profit for the year attributable to equity holders	$ (12,644)	$ (50,520)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (1.35258)	$ (0.09926)
Diluted earnings per share, continuing operations	(1.35258)	(0.09926)
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(1.34545)	(0.29383)
Diluted earnings per share	$ (1.34545)	$ (0.29383)